Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Preferred Stock	Preferred Stock	Preferred Stock Series A Preferred Stock	Common Stock	Common Stock Series A Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Preferred Stock	Retained Earnings	Retained Earnings Series A Preferred Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Series A Preferred Stock	Noncontrolling Interest	Noncontrolling Interest Series A Preferred Stock
Balance at Dec. 31, 2008	$ 419,624		$ 3		$ 413		$ 177,456		$ 232,053		$ 778		$ 8,921
Comprehensive income:
Net income	53,365		0		0		0		53,365		0		0
Net unrealized gain on available for sale securities	19,048		0		0		0		0		19,048		0
Fair market value of interest rate swaps	6,881		0		0		0		0		6,881		0
Net gain (loss) on sale of forward swaps	(5,593)		0		0		0		0		(5,593)		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	(1,051)		0		0		0		0		(1,051)		0
Other comprehensive income (loss)	72,650		0		0		0		53,365		19,285		0
Issuance of common stock	64,959		0		56		64,903		0		0		0
Repurchase of common stock	(1,806)		0		(2)		(1,804)		0		0		0
Share-based grants (including income tax benefits)	7,630		0		0		7,630		0		0		0
Cash dividends on preferred stock		(225)		0		0		0		(225)		0		0
Paid-in-kind dividends on Series B Preferred Stock	0		0		0		5,108		(5,108)		0		0
Dissolution distribution to priceline.com	(8,921)		0		0		0		0		0		(8,921)
Balance at Dec. 31, 2009	553,911		3		467		253,293		280,085		20,063		0
Comprehensive income:
Net income	188,900		0		0		0		188,900		0		0
Net unrealized gain on available for sale securities	(10,518)		0		0		0		0		(10,518)		0
Fair market value of interest rate swaps	(13,010)		0		0		0		0		(13,010)		0
Net gain (loss) on sale of forward swaps	(2,324)		0		0		0		0		(2,324)		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	733		0		0		0		0		733		0
Other comprehensive income (loss)	163,781		0		0		0		188,900		(25,119)		0
Issuance of common stock	291,792		0		280		291,512		0		0		0
Repurchase of common stock	(508)		0		0		(508)		0		0		0
Share-based grants (including income tax benefits)	4,449		0		0		4,449		0		0		0
Cash dividends on preferred stock		(227)		0		0		0		(227)		0		0
Paid-in-kind dividends on Series B Preferred Stock	0		0		0		7,255		(7,255)		0		0
Balance at Dec. 31, 2010	1,013,198		3		747		556,001		461,503		(5,056)		0
Comprehensive income:
Net income	31,211		0		0		0		31,211		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	502
Other comprehensive income (loss)	(19,672)		0		0		0		0		(19,672)
Issuance of common stock	1,093		0		4		1,089		0		0
Repurchase of common stock	(2,313)		0		(1)		(2,312)		0		0
Share-based grants (including income tax benefits)	4,281		0		0		4,281		0		0
Cash dividends on preferred stock	(113)		0		0		0		(113)		0
Paid-in-kind dividends on Series B Preferred Stock			0		0		591		(591)		0
Balance at Jun. 30, 2011	1,027,685		3		750		559,650		492,010		(24,728)
Balance at Dec. 31, 2010	1,013,198		3		747		556,001		461,503		(5,056)		0
Comprehensive income:
Net income	52,729		0		0		0		52,729		0		0
Net unrealized gain on available for sale securities	(36,229)		0		0		0		0		(36,229)		0
Fair market value of interest rate swaps	(68,660)		0		0		0		0		(68,660)		0
Net gain (loss) on sale of forward swaps	1,876		0		0		0		0		1,876		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	320		0		0		0		0		320		0
Other comprehensive income (loss)	(49,964)		0		0		0		52,729		(102,693)		0
Issuance of common stock	1,672		0		6		1,666		0		0		0
Repurchase of common stock	(3,537)		0		(2)		(3,535)		0		0		0
Share-based grants (including income tax benefits)	6,524		0		0		6,524		0		0		0
Cash dividends on preferred stock		(228)		0		0		0		(228)		0		0
Paid-in-kind dividends on Series B Preferred Stock	0		0		0		591		(591)		0		0
Balance at Dec. 31, 2011	967,665		3		751		561,247		513,413		(107,749)		0
Comprehensive income:
Net income	23,018		0		0		0		23,018		0
Noncredit portion of other-than-temporary impairment (OTTI) losses, net	0
Other comprehensive income (loss)	(5,345)		0		0		0		0		(5,345)
Conversion of preferred stock	0		(3)		188		(185)		0		0
Issuance of common stock	198,762		0		226		198,536		0		0
Repurchase of common stock	(360)		0		0		(360)		0		0
Share-based grants (including income tax benefits)	3,184		0		0		3,184		0		0
Cash dividends on preferred stock	(5,555)		0		0		0		(5,555)		0
Balance at Jun. 30, 2012	$ 1,181,369		$ 0		$ 1,165		$ 762,422		$ 530,876		$ (113,094)